Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2025-5

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
September 2026		10/20/2026		16		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/20/28	06/20/2031	$400,950,000.00		4.40%			4.40%
Class A-1b	6/20/28	06/20/2031	$133,650,000.00	29	SOFR +0.55%	10/13/2026	3.84841%	4.40%
Class B	6/20/28	06/20/2031	$40,870,000.00		4.42%			4.42%
Class C	6/20/28	06/20/2031	$24,530,000.00		4.84%			4.84%

Total			$600,000,000.00

Series 2025-5 Allocation % x Group One Available Funds	$41,040,449.82
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$41,040,449.82

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.61	$44.61	$0.00	$0.00	$41,040,405.21
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$41,040,405.21
Asset Representations Reviewer Fee	$21.28	$21.28	$0.00	$0.00	$41,040,383.93
Supplemental ARR Fee	$85.14	$85.14	$0.00	$0.00	$41,040,298.79
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,039,048.79
Servicing Fee	$452,143.73	$452,143.73	$0.00	$0.00	$40,586,905.06
Class A-1a Note Interest	$1,470,150.00	$1,470,150.00	$0.00	$0.00	$39,116,755.06
Class A-1b Note Interest	$473,543.82	$473,543.82	$0.00	$0.00	$38,643,211.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,643,211.24
Class B Note Interest	$150,537.83	$150,537.83	$0.00	$0.00	$38,492,673.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,492,673.41
Class C Note Interest	$98,937.67	$98,937.67	$0.00	$0.00	$38,393,735.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,393,735.74
Class R Interest	$38,393,735.74	$38,393,735.74	$0.00	$0.00	$0.00

Total	$41,040,449.82	$41,040,449.82	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,470,150.00	$0.00	$0.00	$1,470,150.00
Class A-1b	$0.00	$0.00	$473,543.82	$0.00	$0.00	$473,543.82
Class B	$0.00	$0.00	$150,537.83	$0.00	$0.00	$150,537.83
Class C	$0.00	$0.00	$98,937.67	$0.00	$0.00	$98,937.67

Total	$0.00	$0.00	$2,193,169.32	$0.00	$0.00	$2,193,169.32

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.67	$0.00	$3.67	$400,950,000.00	1.00	$400,950,000.00	1.00
Class A-1b	$1,000.00	$3.54	$0.00	$3.54	$133,650,000.00	1.00	$133,650,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$4.03	$0.00	$4.03	$24,530,000.00	1.00	$24,530,000.00	1.00

Total	$1,000.00	$3.66	$0.00	$3.66	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		$300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.